Dividend	12 Months Ended
Mar. 31, 2025
Dividend [Abstract]
Dividend

15. Dividend

On May 2, 2023, the Company declared a dividend of HK$300 (US$38.33) per share, or an aggregate of HK$3,000,000 (US$383,342), to its shareholders of record as of March 31, 2023 and the dividend was settled on May 16 2023. As of March 31, 2025, 2024 and 2023, there is no outstanding of the dividend payables.